LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term	$ 0	$ 0
Current portion	60,306	78,739
Total	60,306	78,739
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility [Member]
Long-term	0	0
Current portion	32,525	32,525
Total	32,525	32,525
Portigon AG (ex West LB Bank) Credit Facility [Member]
Long-term	0	0
Current portion	24,781	25,250
Total	24,781	25,250
Piraeus Bank Credit Facilities [Member]
Long-term	0	0
Current portion	0	17,964
Total	0	17,964
Mojave Finance Inc. [Member]
Long-term	0	0
Current portion	3,000	3,000
Total	$ 3,000	$ 3,000